Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	June 30, 2023	June 30, 2022
Copyrights of online education academy courses	$16,600,000	$32,198,770
Less: Accumulated amortization	(2,633,917)	(6,631,812)
Intangible assets, net	$13,966,083	$25,566,958